Leases - Schedule of Weighted Average Remaining Lease Terms (Details)	Dec. 31, 2024
Schedule of Weighted Average Remaining Lease Terms [Abstract]
Weighted average remaining lease term (years)	11 years 2 months 15 days
Weighted average discount rate	3.79%